Results for the year - Net sales and rebates - Gross-to-net sales reconciliation (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross sales	kr 729,423	kr 680,563	kr 608,645
Total gross-to-net sales adjustments	(420,359)	(390,160)	(376,384)
Net sales	309,064	290,403	232,261
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	7,271	5,717
Additions, including increases to existing liabilities	983	1,000
Amount paid during the year	(487)	(191)
Effect of exchange rate adjustment	(680)	212
At the end of the year	6,104	7,271	5,717
Liabilities for product returns	3,068	3,094	1,532
Total sales deductions and product returns	134,400	135,909	117,622
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	173,166	167,402	127,534
US Managed Care and Medicare | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(247,003)	(238,946)	(223,191)
US wholesaler charge-backs | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(69,504)	(64,437)	(74,435)
US Medicaid rebates | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(38,749)	(32,919)	(31,821)
Other | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(39,375)	(30,737)	(28,481)
US rebates, discounts and sales returns	(394,631)	(367,039)	(357,928)
Other | Non-US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(25,728)	(23,121)	(18,456)
Provision for Sales Deductions
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	132,815	116,090	83,469
Additions, including increases to existing liabilities	310,248	318,812	285,266
Amount paid during the year	(294,690)	(301,247)	(248,074)
Adjustments regarding prior years, including unused amounts reversed during the year	(4,193)	(6,452)	(2,364)
Effect of exchange rate adjustment	(12,848)	5,612	(2,207)
At the end of the year	kr 131,332	kr 132,815	kr 116,090